Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 69.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	6,481	$1,766,591
RTX Corp.	17,679	2,341,760
		4,108,351
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	6,789	746,722
Banks - 1.9%
JPMorgan Chase & Co.	12,756	3,129,047
Beverages - 1.0%
PepsiCo, Inc.	11,294	1,693,422
Biotechnology - 1.2%
AbbVie, Inc.	9,494	1,989,183
Building Products - 2.0%
Carlisle Cos., Inc.	4,651	1,583,666
Johnson Controls International PLC	22,613	1,811,527
		3,395,193
Capital Markets - 4.1%
Ares Management Corp., Class A	3,577	524,424
Charles Schwab Corp. (The)	25,310	1,981,267
Morgan Stanley	17,145	2,000,307
Nasdaq, Inc.	31,727	2,406,810
		6,912,808
Chemicals - 4.5%
Air Products and Chemicals, Inc.	5,110	1,507,041
Ecolab, Inc.	5,928	1,502,867
Linde PLC	7,638	3,556,558
Sherwin-Williams Co. (The)	2,915	1,017,889
		7,584,355
Commercial Services & Supplies - 1.1%
Cintas Corp.	9,216	1,894,164
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	7
Consumer Staples Distribution & Retail - 2.7%
Casey's General Stores, Inc.	2,300	998,292
Target Corp.	4,983	520,026
Walmart, Inc.	33,766	2,964,317
		4,482,635
Electric Utilities - 0.9%
NextEra Energy, Inc.	20,239	1,434,743
Electrical Equipment - 0.9%
nVent Electric PLC	27,349	1,433,635
Financial Services - 2.5%
Visa, Inc., Class A	11,887	4,165,918
Food Products - 1.3%
McCormick & Co., Inc.	12,405	1,021,056
Mondelez International, Inc., Class A	18,271	1,239,687
		2,260,743
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	20,282	2,690,407
Becton Dickinson & Co.	6,660	1,525,540

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
STERIS PLC	4,809	$1,089,960
Stryker Corp.	8,860	3,298,135
		8,604,042
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	6,913	3,620,684
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	8,457	2,641,713
Household Durables - 0.4%
DR Horton, Inc.	5,163	656,372
Household Products - 2.2%
Colgate-Palmolive Co.	11,395	1,067,712
Procter & Gamble Co. (The)	15,079	2,569,763
		3,637,475
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	9,372	1,984,521
Insurance - 1.5%
Erie Indemnity Co., Class A	2,717	1,138,559
Marsh & McLennan Cos., Inc.	5,447	1,329,231
		2,467,790
IT Services - 1.7%
Accenture PLC, Class A	8,973	2,799,935
Life Sciences Tools & Services - 1.4%
Danaher Corp.	7,256	1,487,480
West Pharmaceutical Services, Inc.	3,837	859,027
		2,346,507
Machinery - 0.7%
Parker-Hannifin Corp.	2,008	1,220,563
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	10,030	1,677,919
EOG Resources, Inc.	9,470	1,214,433
Exxon Mobil Corp.	9,652	1,147,912
		4,040,264
Pharmaceuticals - 1.3%
Johnson & Johnson	12,740	2,112,802
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	10,125	2,041,909
Applied Materials, Inc.	4,404	639,108
Broadcom, Inc.	20,086	3,362,999
Texas Instruments, Inc.	16,666	2,994,880
		9,038,896
Software - 9.1%
Microsoft Corp.	25,397	9,533,780
Oracle Corp.	16,292	2,277,785
Roper Technologies, Inc.	5,668	3,341,739
		15,153,304
Specialty Retail - 2.5%
Lowe's Cos., Inc.	9,032	2,106,533
Ross Stores, Inc.	12,029	1,537,186

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Tractor Supply Co.	8,934	$492,264
		4,135,983
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	16,626	3,693,133
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	8,023	509,300
Trading Companies & Distributors - 1.1%
WW Grainger, Inc.	1,792	1,770,191
Total Common Stocks
(Cost - $56,004,439)		115,664,401
Corporate Bonds and Notes - 10.5%
Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	100,000	98,045
Aerospace & Defense - 0.2%
Boeing Co. (The)
5.15%, 5/1/30	150,000	150,698
3.65%, 3/1/47	100,000	68,792
Howmet Aerospace, Inc., 4.85%, 10/15/31	50,000	49,849
		269,339
Agriculture - 0.1%
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	203,518
Airlines - 0.0%†
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	75,000	74,737
United Airlines Class B Pass-Through Trust, 4.88%, 1/15/26	19,200	19,152
		93,889
Apparel - 0.0%†
Tapestry, Inc., 5.50%, 3/11/35	35,000	34,495
Auto Manufacturers - 0.0%†
Hyundai Capital America, 5.35%, 3/19/29(a)	50,000	50,597
Banks - 2.3%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	204,493
Banco Santander SA, 2.75%, 12/3/30	200,000	173,587
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	89,698
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	170,807
5.47%, (SOFR + 1.65%), 1/23/35(b)	150,000	151,821
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)	250,000	239,698
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	88,943

	Shares/ Principal	Fair Value

Banks (continued)
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	$174,938
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(a),(b)	200,000	205,570
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	153,257
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)	50,000	47,947
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	253,740
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	171,017
JPMorgan Chase & Co.
4.49%, (TSFR3M + 3.79%), 3/24/31(b)	400,000	394,305
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	50,376
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	206,284
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	425,052
PNC Financial Services Group, Inc. (The), 5.30%, (SOFR + 1.34%), 1/21/28(b)	50,000	50,668
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	192,949
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29(b)	50,000	53,796
5.44%, (SOFR + 1.62%), 1/24/30(b)	100,000	101,960
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30(b)	100,000	101,579
5.50%, (SOFR + 1.78%), 1/23/35(b)	100,000	101,118
		3,803,603
Beverages - 0.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	96,201
Biotechnology - 0.3%
Amgen, Inc., 5.25%, 3/2/33	100,000	101,238
Biogen, Inc., 2.25%, 5/1/30	100,000	88,099
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	143,288
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	251,011
		583,636
Building Materials - 0.1%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32(a)	100,000	99,080
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	50,000	49,846
		148,926
Chemicals - 0.1%
Rain Carbon, Inc., 12.25%, 9/1/29(a)	100,000	106,230

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Commercial Services - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34(a)	200,000	$200,745
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	100,000	103,622
		304,367
Computers - 0.1%
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	98,792
McAfee Corp., 7.38%, 2/15/30(a)	100,000	88,526
		187,318
Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	129,131
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	25,000	24,302
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	50,000	49,257
StoneX Group, Inc., 7.88%, 3/1/31(a)	100,000	104,127
		306,817
Electric - 1.7%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32(a)	150,000	145,253
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	170,101
Constellation Energy Generation LLC
5.80%, 3/1/33	200,000	206,711
6.13%, 1/15/34	50,000	52,572
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	93,351
DTE Energy Co., 4.88%, 6/1/28	150,000	150,779
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	105,097
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	50,630
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	184,580
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	205,150
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	193,127
Exelon Corp., 4.05%, 4/15/30	200,000	193,541
Florida Power & Light Co., 4.63%, 5/15/30	100,000	100,516
NextEra Energy Capital Holdings, Inc.
2.44%, 1/15/32	100,000	85,282
5.30%, 3/15/32	65,000	65,933
Pacific Gas and Electric Co.
5.31%, (SOFR + 0.95%), 9/4/25(b)	200,000	200,018
3.25%, 6/1/31	150,000	133,543
Southern Co. (The), 3.70%, 4/30/30	50,000	47,581
Virginia Electric and Power Co., 5.00%, 4/1/33	100,000	98,860

	Shares/ Principal	Fair Value

Electric (continued)
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	$290,052
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	150,341
		2,923,018
Electrical Components & Equipments - 0.1%
WESCO Distribution, Inc., 6.63%, 3/15/32(a)	100,000	101,225
Electronics - 0.1%
Flex Ltd., 5.25%, 1/15/32	100,000	99,232
Engineering & Construction - 0.1%
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	100,000	94,397
Entertainment - 0.0%†
Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	100,000	91,904
Environmental Control - 0.0%†
Republic Services, Inc., 1.45%, 2/15/31	100,000	83,155
Food - 0.2%
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	180,200
Mars, Inc., 5.20%, 3/1/35(a)	140,000	140,286
		320,486
Gas - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	99,883
Healthcare-Products - 0.1%
Baxter International, Inc., 2.54%, 2/1/32	200,000	171,189
Healthcare-Services - 0.4%
Centene Corp., 3.00%, 10/15/30	100,000	87,409
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	91,900
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	203,720
IQVIA, Inc., 6.25%, 2/1/29	100,000	104,090
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	97,855
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	100,428
		685,402
Insurance - 0.4%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	49,917
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	156,167
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	50,844
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	147,292
RGA Global Funding, 5.50%, 1/11/31(a)	100,000	102,610

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Insurance (continued)
Sammons Financial Group, Inc., 6.88%, 4/15/34(a)	100,000	$106,351
		613,181
Internet - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	50,000	50,458
NetFlix, Inc., 4.90%, 8/15/34	100,000	99,805
Snap, Inc., 6.88%, 3/1/33(a)	50,000	49,880
		200,143
Leisure Time - 0.1%
Carnival Corp., 5.75%, 3/15/30(a)	100,000	99,250
Machinery-Diversified - 0.1%
Esab Corp., 6.25%, 4/15/29(a)	100,000	101,547
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	172,579
4.40%, 4/1/33	100,000	90,196
Comcast Corp., 4.80%, 5/15/33	100,000	98,197
Fox Corp., 3.50%, 4/8/30	125,000	117,698
Paramount Global, 4.20%, 5/19/32	100,000	89,460
Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	50,000	49,347
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	99,577
		717,054
Mining - 0.1%
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	150,000	150,506
Miscellaneous Manufacturing - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	95,302
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	185,647
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	195,456
		381,103
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	186,721
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	90,245
Hess Corp., 7.13%, 3/15/33	200,000	225,769
Matador Resources Co., 6.50%, 4/15/32(a)	100,000	99,197
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	97,865
		699,797
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	44,835

	Shares/ Principal	Fair Value

Packaging & Containers (continued)
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(a)	50,000	$48,524
		93,359
Pharmaceuticals - 0.2%
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	97,329
CVS Health Corp.
5.30%, 6/1/33	100,000	98,834
4.78%, 3/25/38	100,000	89,713
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	98,653
		384,529
Pipelines - 0.6%
Cheniere Energy, Inc., 5.65%, 4/15/34	50,000	50,507
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	144,152
Energy Transfer LP
4.95%, 5/15/28	100,000	100,634
5.55%, 5/15/34	100,000	99,703
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	94,628
Hess Midstream Operations LP, 6.50%, 6/1/29(a)	100,000	101,817
Kinetik Holdings LP, 6.63%, 12/15/28(a)	100,000	101,681
MPLX LP, 5.40%, 4/1/35	150,000	147,069
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	98,669
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	92,472
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	46,654
		1,077,986
REITS - 0.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	100,000	78,611
American Tower Corp.
1.88%, 10/15/30	100,000	85,414
5.35%, 3/15/35	150,000	150,068
Essex Portfolio LP, 5.38%, 4/1/35	50,000	49,945
Iron Mountain, Inc., 7.00%, 2/15/29(a)	100,000	102,292
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	66,623
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(a)	100,000	101,956
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32(a)	50,000	49,977
VICI Properties LP, 5.13%, 11/15/31	100,000	98,640
XHR LP, 6.63%, 5/15/30(a)	100,000	98,139
		881,665

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Retail - 0.1%
FirstCash, Inc., 6.88%, 3/1/32(a)	100,000	$101,322
Software - 0.2%
Fiserv, Inc., 2.65%, 6/1/30	150,000	134,869
Oracle Corp., 2.88%, 3/25/31	100,000	89,473
Synopsys, Inc., 5.00%, 4/1/32	100,000	100,116
		324,458
Telecommunications - 0.4%
AT&T, Inc., 2.55%, 12/1/33	250,000	204,587
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	88,474
T-Mobile USA, Inc., 3.88%, 4/15/30	200,000	191,488
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	126,656
		611,205
Total Corporate Bonds and Notes
(Cost - $17,998,414)		17,489,279
Agency Mortgage Backed Securities - 8.8%
Federal Home Loan Mortgage Corporation - 4.1%
Freddie Mac Pool
2.00%, 3/1/51	546,591	436,913
2.50%, 10/1/51	495,295	413,757
3.00%, 2/1/52	658,087	572,679
2.00%, 3/1/52	613,027	489,624
2.00%, 4/1/52	1,369,998	1,094,155
2.50%, 5/1/52	581,860	484,172
3.50%, 6/1/52	681,906	614,910
4.00%, 8/1/52	684,301	639,676
4.50%, 8/1/52	2,175,239	2,087,376
		6,833,262
Federal National Mortgage Association - 3.7%
Fannie Mae or Freddie Mac
4.00%, 4/1/54(c)	530,000	493,397
0.02%, 4/1/55(c)	1,160,000	920,025
0.04%, 4/1/55(c)	550,000	495,602
0.06%, 4/1/55(c)	1,000,000	1,015,000
2.50%, 4/1/55(c)	1,270,000	1,053,902
5.50%, 4/1/55(c)	1,020,000	1,017,609
Fannie Mae Pool
3.00%, 11/1/48	204,282	180,676
3.00%, 1/1/52	466,471	405,764
2.50%, 4/1/52	201,719	167,863
3.50%, 12/1/52	480,030	433,323
		6,183,161
Government National Mortgage Association - 1.0%
Ginnie Mae
5.50%, 4/20/55(c)	640,000	640,700
6.00%, 4/20/55(c)	630,000	638,958

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
Ginnie Mae II Pool
2.00%, 7/20/52	243,549	$198,901
2.50%, 7/20/52	251,878	215,130
		1,693,689
Total Agency Mortgage Backed Securities
(Cost - $15,062,168)		14,710,112
Asset Backed and Commercial Backed Securities - 3.7%
Barings CLO Ltd., 5.45%, (3 Month Term SOFR + 1.15%), 10/15/30 (a),(b)	205,115	204,914
BRAVO Residential Funding Trust, 3.50%, 10/25/44 (a),(d)	35,969	34,227
BX Commercial Mortgage Trust, 5.38%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	130,000	128,861
BX Mortgage Trust, 5.33%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	128,698
BX Trust, 5.81%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	137,407	137,408
Carlyle Global Market Strategies CLO Ltd.
5.51%, (3 Month Term SOFR + 1.22%), 7/20/32(a),(b)	188,846	188,818
5.38%, (3 Month Term SOFR + 1.09%), 4/20/34(a),(b)	250,000	249,889
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	50,000	48,382
CIFC Funding Ltd.
5.29%, (3 Month Term SOFR + 0.97%), 4/19/35(a),(b)	310,000	307,020
5.81%, (3 Month Term SOFR + 1.52%), 4/22/37(a),(b)	300,000	300,150
CIM Trust
4.00%, 8/25/48(a),(d)	15,020	14,146
4.00%, 2/25/49(a),(d)	7,507	7,259
Citigroup Commercial Mortgage Trust, 2.45%, 7/10/49	30,896	30,652
COLT Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	72,527	71,225
Connecticut Avenue Securities, 5.44%, (SOFR + 1.10%), 1/25/45 (a),(b)	31,223	31,190
Connecticut Avenue Securities Trust, 5.34%, (SOFR + 1.00%), 2/25/45 (a),(b)	21,911	21,842
CSAIL 2015-C3 Commercial Mortgage Trust, 3.72%, 8/15/48	36,474	36,008

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Dryden 97 CLO Ltd., 5.59%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	$249,625
Elevation CLO Ltd., 5.24%, (3 Month Term SOFR + 0.92%), 10/20/31 (a),(b)	250,000	249,353
Eleven Madison Trust Mortgage Trust, 3.55%, 9/10/35 (a),(d)	250,000	246,410
Ellington CLO III Ltd., 6.20%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	32,752	32,765
Fannie Mae REMICS
5.29%, (SOFR + 0.95%), 11/25/54(b)	182,343	179,007
5.29%, (SOFR + 0.95%), 11/25/54(b)	156,586	155,843
5.44%, (SOFR + 1.10%), 12/25/54(b)	203,162	206,909
5.34%, (SOFR + 1.00%), 1/25/55(b)	207,295	210,009
FirstKey Homes Trust, 1.27%, 10/19/37 (a)	135,705	132,796
Freddie Mac STACR REMIC Trust
6.34%, (SOFR + 2.00%), 4/25/42(a),(b)	46,986	47,334
5.29%, (SOFR + 0.95%), 1/25/45(a),(b)	47,038	46,964
Goldentree Loan Management US Clo 11 Ltd., 5.37%, (3 Month Term SOFR + 1.08%), 10/20/34 (a),(b)	250,000	248,866
GS Mortgage Securities Trust
3.93%, 9/10/47	39,405	39,280
3.05%, 5/10/49	30,000	29,451
Home Partners of America Trust
2.30%, 12/17/26(a)	201,618	192,520
2.65%, 1/17/41(a)	72,342	65,739
HomesTrust, 5.92%, 7/25/69 (a),(e)	87,962	88,656
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)	85,611	76,113
JPMBB Commercial Mortgage Securities Trust
3.80%, 8/15/48	53,958	53,570
3.58%, 3/17/49	70,000	69,109
Marble Point CLO XV Ltd., 5.33%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	237,392	237,274
Mill City Mortgage Loan Trust, 3.50%, 4/25/66 (a),(d)	56,225	54,870
Morgan Stanley Bank of America Merrill Lynch Trust
4.07%, 12/15/47	24,000	23,672

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
3.99%, 12/15/49(d)	24,000	$22,768
Morgan Stanley Capital I Trust, 4.02%, 5/15/48 (d)	40,000	38,722
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	242,330
OBX Trust, 6.13%, 12/25/63 (a),(e)	73,389	74,592
Octagon Investment Partners 35 Ltd., 5.65%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	500,259
Provident Funding Mortgage Trust, 3.00%, 12/25/49 (a),(d)	20,123	17,197
PSMC Trust, 2.50%, 8/25/51 (a),(d)	160,498	142,091
Towd Point Mortgage Trust, 2.75%, 7/25/57 (a),(d)	323	321
Verus Securitization Trust, 6.22%, 6/25/69 (a),(e)	84,976	85,986
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48	30,000	29,740
4.73%, 1/15/59(d)	19,000	18,260
WFRBS Commercial Mortgage Trust
4.36%, 8/15/46(d)	12,418	12,321
4.29%, 10/15/57(d)	33,000	30,805
Total Asset Backed and Commercial Backed Securities
(Cost - $6,169,784)		6,092,216
U.S. Treasury Securities and Agency Bonds - 3.4%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	108,697
U.S. Treasury Bond
1.13%, 5/15/40	50,000	31,506
1.13%, 8/15/40	140,000	87,374
1.75%, 8/15/41	555,000	374,690
2.50%, 5/15/46(f)	915,000	645,575
2.25%, 8/15/46	390,000	261,117
2.75%, 8/15/47	150,000	109,201
2.75%, 11/15/47	159,500	115,806
3.13%, 5/15/48	100,000	77,477
3.00%, 8/15/48	130,000	98,231
2.88%, 5/15/49	573,000	420,260
2.25%, 8/15/49	35,000	22,456
1.25%, 5/15/50	790,000	390,001
2.38%, 5/15/51	534,000	347,329
1.88%, 11/15/51	866,000	495,278
3.63%, 5/15/53	390,000	326,808
4.25%, 8/15/54	45,000	42,265
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	648,416	648,181

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
U.S. Treasury Note
1.88%, 2/28/27	600,000	$577,406
3.25%, 6/30/27	70,000	69,024
3.13%, 8/31/27	420,000	412,305
Total U.S. Treasury Securities and Agency Bonds
(Cost - $6,578,671)		5,660,987
Mutual Funds - 1.2%
Debt Funds - 1.2%
Franklin Floating Rate Daily Access Fund (Cost - $2,056,700)	271,773	2,046,451
Municipal Bonds - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	220,000	202,457
Greenville City School District, 3.54%, 1/1/51	110,000	85,509
San Bernardino Community College District
2.69%, 8/1/41	250,000	183,359
2.86%, 8/1/49	150,000	99,281
Total Municipal Bonds
(Cost - $722,550)		570,606
Sovereign Debts - 0.1%
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	68,439
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	175,956
Total Sovereign Debts
(Cost - $278,131)		244,395
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)	1,589	48
Short-Term Investments - 5.7%
Money Market Funds - 5.7%
Dreyfus Government Cash Management, 4.23%(g)	6,351,166	6,351,166
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(g)	3,106,964	3,106,964
Total Short-Term Investments (Cost - $9,458,130)		9,458,130
Total Investments - 103.1%
(Cost - $114,331,132)		$171,936,625
Other Assets Less Liabilities - Net (3.1)%		(5,208,495)
Total Net Assets - 100.0%		$166,728,130

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $10,795,569 or 6.5% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	A portion of this investment, valued at $214,414, is held as collateral for derivative investments.
(g)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	22	6/30/2025	$4,557,781	$13,727
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	6/18/2025	122,250	875

					14,602
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	21	6/20/2025	2,537,115	82,585
S&P 500 E-Mini Future	Goldman Sachs & Co.	33	6/20/2025	9,327,863	49,593
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	4	6/20/2025	1,175,440	4,700
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	7	6/18/2025	778,531	(5,047)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	19	6/18/2025	2,168,375	(6,509)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	3	6/30/2025	324,469	(2,080)
U.S. Long Bond Future	J. P. Morgan Securities LLC	5	6/18/2025	586,406	273

					123,515
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$138,117

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Annually	SOFR	1.924%	08/12/27	500,000	$29,150	$41	$29,109
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$29,150	$41	$29,109

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	BB+	06/21/27	$75,000	$123	$(6,035)	$6,158
Citibank NA	CDX.NA.HY.43	Quarterly	Sell	5.00%	–	NR	12/20/29	40,000	(2,202)	(2,664)	462

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Credit Default Swaps (continued)
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)

TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(2,079)	$(8,699)	$6,620

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Effective May 1, 2025, the below Portfolios were renamed as follows:

Name Prior to May 1, 2025	Name Effective May 1, 2025
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies remain unchanged.